Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks - 97.70%

Aerospace & Defense - 1.17%
Vectrus, Inc. (a)	36,062	$ 2,470,247
		2,470,247

Banks - 0.33%
Northrim BanCorp, Inc.	30,160	690,061
		690,061

Biotechnology - 0.41%
Emergent BioSolutions, Inc. (a)	105,025	871,708
		871,708

Building Products - 1.97%
Fortune Brands Innovations, Inc.	72,664	2,831,716
Masterbrand, Inc. (a)	161,957	1,345,863
		4,177,579

Capital Markets - 2.8%
Houlihan Lokey, Inc. Class A	18,846	2,706,663
Perella Weinberg Partners	84,355	1,531,887
Raymond James Financial, Inc.	11,683	1,691,582
		5,930,131

Chemicals - 2.05%
The Scotts Miracle-Gro Co.	24,210	1,472,210
DuPont de Nemours, Inc.	62,497	2,862,363
		4,334,573

Commercial Services & Supplies - 1.83%
Pursuit Attractions & Hospitality, Inc. (a)	64,888	2,376,847
RB Global, Inc.	15,570	1,492,385
		3,869,232

Communications - 4.85%
GCI Liberty, Inc. Class A	16,815	619,633
GCI Liberty, Inc.	96,730	3,599,323
Versant Media Group, Inc.	86,440	3,200,009
News Corp.	41,120	1,025,122
John Wiley & Sons, Inc.	47,870	1,823,847
		10,267,933

Construction & Engineering - 3.59%
Orion Group Holdings, Inc.	63,834	695,791
Arcosa, Inc.	26,949	2,860,367
APi Group Corp.	99,615	4,036,400
		7,592,557

Consumer Cyclical - 0.2%
BJ's Restaurants, Inc.	11,990	420,849
		420,849

Consumer Discretionary - 13.73%
First Watch Restaurant Group, Inc.	51,720	542,026
Genesco, Inc.	34,350	995,807
Phinia, Inc.	47,520	3,252,269
Aptiv Plc.	92,950	6,454,448
Churchill Downs, Inc.	25,150	2,259,225
Aramark	75,610	3,065,229
Deckers Outdoor Corp.	24,630	2,465,217
Superior Group of Companies, Inc.	6,305	64,059
Atlanta Braves Holdings, Inc.	64,645	2,760,342
Starz Entertainment Corp.	143,135	1,646,053
Monro, Inc.	98,846	1,585,490
Millrose Properties, Inc.	131,630	3,685,640
Bath & Body Works, Inc.	15,531	289,964
		29,065,766

Consumer Finance - 1.81%
PROG Holdings, Inc.	133,440	3,828,394
		3,828,394

Consumer Services - 0.6%
Caleres, Inc.	121,040	1,275,762
		1,275,762

Consumer Staples, - 0.65%
Mission Produce, Inc.	34,600	476,096
ARKO Corp.	161,738	899,263
		1,375,359

Diversified Consumer Services - 0.79%
Frontdoor, Inc.	31,440	1,661,918
		1,661,918

Diversified Financial Services - 0.7%
Jackson Financial, Inc.	13,949	1,474,688
		1,474,688

Electronic Equipment, Instruments & Comp - 1.67%
Vontier Corp.	99,610	3,533,167
		3,533,167

Energy - 3.58%
NPK International, Inc.	229,200	3,321,108
Forum Energy Technologies, Inc.	8,740	512,688
PEDEVCO Corp.	21,797	348,752
Viper Energy, Inc.	72,115	3,388,684
		7,571,232

Equity Real Estate Investment Trusts - 3.60%
Postal Realty Trust, Inc.	60,028	1,114,120
Howard Hughes Holdings, Inc.	8,539	540,177
		1,654,297

Financials - 3.72%
Bridgewater Bancshares, Inc.	97,930	1,733,361
Dave, Inc.	2,000	348,180
EZCORP, Inc.	77,970	1,978,879
GPGI, Inc.	223,513	3,822,072
		7,882,492

Food Products - 1.24%
Nomad Foods Ltd.	272,407	2,617,831
		2,617,831

Gas Utilities - 2.61%
UGI Corp.	130,459	4,751,317
RGC Resources, Inc.	35,481	782,356
		5,533,673

Health Care Equipment & Services - 5.22%
Concentra Group Holdings Parent, Inc.	136,090	2,919,131
Encompass Health Corp.	32,830	3,175,646
Enovis Corp.	129,401	2,943,873
The Pennant Group, Inc.	30,242	921,776
Waters Corp.	3,630	1,081,014
		11,041,439

Hotels, Restaurants & Leisure - 1.62%
Wyndham Hotels & Resorts, Inc.	10,091	819,692
Marriott Vacations Worldwide Corporation	40,140	2,613,917
		3,433,609

Industrials - 13.36%
Smartrent, Inc.	599,268	898,902
Public Policy Holding Company, Inc.	158,673	2,075,443
Sunbelt Rentals Holdings, Inc.	15,740	1,024,517
Everus Construction Group, Inc.	30,161	3,560,808
Atmus Filtration Technologies, Inc.	66,816	3,793,144
Insteel Industries, Inc.	48,244	1,621,481
Innovative Solutions & Support, Inc.	37,940	778,908
Jacobs Solutions, Inc.	6,199	789,009
Centuri Holdings, Inc.	37,650	1,099,757
Fortive Corp.	71,310	3,942,017
Middleby Corp.	41,021	5,438,564
Aebi Schmidt Holding AG	335,566	3,258,346
		28,280,895

Machinery - 4%
Crane Co.	15,787	2,699,577
ESAB Corp.	1	97
FreightCar America, Inc.	62,812	500,612
Crane NXT Co.	123,257	5,003,002
Pentair PLC.	3,111	270,999
		8,474,286

Materials - 7.15%
Qnity Electronics, Inc.	15,786	1,821,389
Amrize Ltd.	79,080	4,430,062
Titan America SA	50,945	763,156
International Flavors & Fragrances, Inc.	14,850	1,077,368
Magnera Corp.	232,419	2,210,305
Solstice Advanced Materials, Inc.	59,599	4,539,060
Worthington Steel, Inc.	10,000	303,500
		15,144,838

Metals & Mining - 0.82%
Gold Resource Corp.	92,176	110,611
Royal Gold, Inc.	6,422	1,634,335
		1,744,946

Oil, Gas & Consumable Fuels - 1.95%
DT Midstream, Inc.	18,746	2,524,524
Nacco Industries, Inc.	18,822	978,179
Unit Corp.	18,060	623,973
		4,126,676

Personal Products - 0.4%
Edgewell Personal Care Co.	40,090	855,521
		855,521

Real Estate - 0.91%
DiamondRock Hospitality Co.	206,010	1,930,314
		1,930,314

Real Estate Investment Trusts - 4.62%
Rayonier, Inc.	474,244	9,778,911
		9,778,911

Technology - 4.42%
Clearfield, Inc.	29,439	779,250
Powerfleet, Inc.	177,860	547,809
CCC Intelligent Solutions Holdings Inc.	262,408	1,574,448
Amentum Holdings, Inc.	229,120	5,975,450
Resolute Holdings Management, Inc.	2,905	471,482
		9,348,438

Technology Harware, Storage & Peripheral - 0.39%
Diebold Nixdorf, Inc. (a)	10,993	829,312
		829,312

Textiles, Apparel & Luxury Goods - 0.76%
Kontoor Brands, Inc.	22,840	1,605,424
		1,605,424

Utilities - 1.03%
NorthWestern Energy Group, Inc.	33,070	2,180,636
		2,180,636

TOTAL COMMON STOCKS (Cost $181,710,461)		206,874,693

Money Market Funds - 2.74%
Federated Hermes Government Obligations Fund - Institutional Class 3.64% (b)	5,799,250	5,799,250
		5,799,250

TOTAL MONEY MARKET FUNDS (Cost $5,799,250)		5,799,250

TOTAL INVESTMENTS (Cost $187,509,711) - 100.46%		212,673,943

Other Assets In Excess of Liabilities - 0.07%		(973,475)

TOTAL NET ASSETS - 100.00%		211,700,468

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2026.
(c) ADR - American Depository Receipt